Share Based Compensation - Schedule of Estimated Fair Value of SAR Granted to Employees (Detail) - Black Scholes Option Pricing Model [Member] - Stock Appreciation Rights (SARs) [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	45.20%	27.06%
Expected volatility, maximum	45.64%	34.43%
Risk free interest rate, minimum	0.63%	0.15%
Risk free interest rate, maximum	1.01%	0.58%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 8 months 12 days	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 2 months 12 days	7 years 3 months 18 days